SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	6 Months Ended
Jun. 30, 2026
Building [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	20 years
Estimated residual value	5.00%
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	10 years
Estimated residual value	10.00%
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Estimated residual value	10.00%
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	5 years
Estimated residual value	5.00%
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	3 years
Estimated residual value	5.00%
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated residual value	0.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	1 year 6 months
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life	10 years